SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details) - shares	Dec. 31, 2024		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Class of Stock [Line Items]
Number of Warrants, Total	250	[1]	250	[2]	0.06	0.002
Exercisable, Total	250		250
Series A Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Total	0.0002		0.0002
Exercisable, Total	0.0002		0.0002
Series B Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Total	0.0003		0.0003
Exercisable, Total	0.0003		0.0003
Series C Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Total	0.001		0.001
Exercisable, Total	0.0008		0.0008
Common Stock Warrants With No Class Designation [Member]
Class of Stock [Line Items]
Number of Warrants, Total	250		250
Exercisable, Total	250		250

[1]	The total warrants of 250 above which are exercisable into common stock consisted of the following:
[2]	The total warrants of 250 above which are exercisable into common stock consisted of the following: